Interest Rate Swap Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Interest Rate Swap Agreement Designated as Hedge Agreement

Below is a summary of the Company’s interest rate swap agreement designated as cash flow hedge as of December 31, 2015:

					Estimated
Notional Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Total Fair Value at December 31, 2015(1)
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	$373

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2015.

Interest Rate Swap
Changes in Accumulated Other Comprehensive Loss, Net of Taxes, Related to Interest Rate Swap Agreements

The changes in accumulated other comprehensive loss, net of taxes, related to the Company’s interest rate swap agreements for the years ended December 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
Beginning balances – January 1	$(8,867)	$(5,716)	$(2,870)

Other comprehensive loss before reclassifications, net of taxes	(2,668)	(3,169)	(2,154)
Amounts reclassified from accumulated other comprehensive loss to interest expense, net of taxes	5,819	6,015	4,790

Net other comprehensive income	3,151	2,846	2,636

Ending balances – December 31	$(5,716)	$(2,870)	$(234)